Related Party Transactions (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)
Related Party Transactions [Line Items]
Rental income	$ 65,306		$ 49,748
Repaid the borrowed amount	259,459		48,404
Huashang [Member]
Related Party Transactions [Line Items]
Annual rent amounted	26,870		27,337
Rental income	13,780		12,131
Advance balance	20,655		20,616
Jueqin Wang [Member]
Related Party Transactions [Line Items]
Repaid the borrowed amount	259,459	¥ 1,817,794
Taizhou Huadi [Member]
Related Party Transactions [Line Items]
Raw materials purchased from related party	$ 737,019		$ 2,769,266